EQUITY-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
EQUITY-BASED COMPENSATION [Abstract]
EQUITY-BASED COMPENSATION
13. EQUITY-BASED COMPENSATION
In connection with the initial public offering of EGH, EGH’s board of directors adopted the Endeavor Group Holdings, Inc. 2021 Incentive Award Plan, which became effective April 28, 2021 and was amended and restated effective April 24, 2023 (the “EGH 2021 Plan”). Under the EGH 2021 Plan, EGH granted stock options and RSUs to certain employees and service providers of TKO OpCo and the Businesses.
In addition to the Replacement Awards described in Note 2,
Summary of Significant Accounting Policies
, the Company’s Board of Directors approved and adopted the TKO Group Holdings, Inc. 2023 Incentive Award Plan (the “TKO 2023 Plan”) on September 12, 2023. A total of 10,000,000 shares of TKO Class A common stock have been authorized for issuance under the TKO 2023 Plan. The TKO 2023 Plan provides for the grant of incentive or non-qualified
stock options, stock appreciation rights, restricted stock, restricted stock units, other stock or cash based awards and dividend equivalents. Awards may be granted under the TKO 2023 Plan to directors, officers, employees, consultants, advisors and independent contractors of the Company and its affiliates (including TKO OpCo and its subsidiaries).
Equity-based compensation expense by plan, which is included within selling, general and administrative expenses on the Company’s combined statements of operations, consisted of the following (in thousands):

	Year Ended December 31,
	2023	2022
EGH 2021 Plan	$25,875	$31,848
Replacement Awards under WWE 2016 Plan	31,747	—
TKO 2023 Plan	6,724	—
Other awards (1)	166	(250)

Equity-based compensation expense	$64,512	$31,598

(1)	Represents equity-based compensation cost associated with other compensation plans at Endeavor offered to employees who exclusively support the Company and is included in net income.
As of December 31, 2023, total unrecognized equity-based compensation expense for unvested awards and the related remaining weighted average period for expensing is summarized below (dollars in thousands):

	Unrecognized Compensation Costs	Period Remaining (in years)
EGH 2021 Plan	$23,211	2.15
Replacement Awards under WWE 2016 Plan	59,370	2.30
TKO 2023 Plan	66,958	2.32

Equity-based unrecognized compensation expense	$149,539

EGH 2021 Plan
The terms of each award, including vesting and forfeiture, are determined by the administrator of the EGH 2021 Plan. Key grant terms include one or more of the following: (a) time-based vesting over a two
-
to five-year period; (b) market-based vesting conditions at graduated levels upon the EGH’s attainment of certain market price per share thresholds; and (c) expiration dates (if applicable). Granted awards may include time-based vesting conditions only, market-based vesting conditions only, or both.
The following table summarizes the RSU award activity under the EGH 2021 Plan for the year ended December 31, 2023:

	Time Vested RSUs		Market / Market and Time Vested RSUs
	Units	Weighted- Average Grant-Date Fair Value	Units	Weighted- Average Grant-Date Fair Value
Outstanding at January 1, 2023	961,371	$26.50	229,663	$25.59
Granted	942,399	$21.82	—	$—
Released	(454,116)	$27.37	(17,427)	$29.44
Forfeited	(107,118)	$5.41	(2,384)	$24.82

Outstanding at December 31, 2023	1,342,536	$23.20	209,852	$25.27

The following table summarizes the stock option award activity under the EGH 2021 Plan for the year ended December 31, 2023:

	Stock Options
	Units	Weighted-Average Exercise Price
Outstanding at January 1, 2023	493,082	$25.19
Granted	—	$—
Exercised	—	$—
Forfeited or expired	—	$—

Outstanding at December 31, 2023	493,082	$25.19

Vested and exercisable at December 31, 2023	299,949	$24.65

The total grant-date fair value of RSUs and stock options which vested under the EGH 2021 Plan during the years ended December 31, 2023 and 2022 was $18.7 million and $21.7 million, respectively. The total intrinsic value of RSUs and stock options which vested under the EGH 2021 Plan during the years ended December 31, 2023 and 2022 was $8.4 million and $6.4 million, respectively.
Replacement Awards
Prior to the Transactions, the terms of each WWE award, including vesting and forfeiture, were determined by the administrator of WWE’s 2016 Omnibus Incentive Plan (the “WWE 2016 Plan”).
In November 2023, certain Replacement Awards consisting of PSUs that were previously granted to a WWE executive management and TKO board member were cancelled and replaced with RSUs granted under the TKO 2023 Plan. The cancelled Replacement Awards included both service and performance conditions with cliff vesting in November 2025. The newly granted RSUs include only a service condition and vest in three equal installments in each of December 2024, 2025 and 2026, respectively. The Company did not record any incremental compensation expense as a result of this modification.
Other than the change discussed above, there have been no changes to the terms of the Replacement Awards as of December 31, 2023 other than with respect to the shares underlying the awards as described in Note 2,
Summary of Significant Accounting Policies
. Key grant terms include one or more of the following: (a) time-based vesting over a one
-
to five-year period; (b) market-based vesting conditions at graduated levels upon the Company’s attainment of certain market price per share thresholds; and (c) expiration dates (if applicable). Granted awards may include time-based vesting conditions only, market-based vesting conditions only, or both.
The following table summarizes the RSU award activity under the WWE 2016 Plan for the year ended December 31, 2023:

	Time Vested RSUs
	Units	Weighted- Average Grant-Date Fair Value
Outstanding at January 1, 2023	—	$—
Granted	—	$—
Assumed from WWE	1,011,215	$100.65
Vested	(209,982)	$100.65
Forfeited	(146,581)	$100.65
Dividend equivalents	46,438	$100.65

Outstanding at December 31, 2023	701,090	$100.65

The total grant-date fair value of RSUs which vested under the WWE 2016 Plan during the year ended December 31, 2023 was $21.1 million. The total intrinsic value of RSUs which vested under the WWE 2016 Plan during the year ended December 31, 2023 was $17.0 million. No RSUs vested under the WWE 2016 Plan during the year ended December 31, 2022.
The following table summarizes the PSU award activity under the WWE 2016 Plan for the year ended December 31, 2023:

	Time Vested PSUs		Market / Market and Time Vested PSUs
	Units	Weighted- Average Grant-Date Fair Value	Units	Weighted- Average Grant-Date Fair Value
Outstanding at January 1, 2023	—	$—	—	$—
Granted	—	$—	—	$—
Assumed from WWE	641,190	$100.65	20,460	$100.65
Vested	(54,478)	$100.65	—	$—
Forfeited	(272,297)	$83.75	(20,460)	$100.65
Dividend equivalents	12,988	$100.65	—	$—

Outstanding at December 31, 2023	327,403	$93.84	—	$—

The total grant-date fair value of PSUs which vested under the WWE 2016 Plan during the year ended December 31, 2023 was $5.5 million. The total intrinsic value of PSUs which vested under the WWE 2016 Plan during the year ended December 31, 2023 was $4.4 million. No PSUs vested under the WWE 2016 Plan during the year ended December 31, 2022.
TKO 2023 Plan
The terms of each award, including vesting and forfeiture, are determined by the administrator of the TKO 2023 Plan. Key grant terms include time based vesting over a six-month
to four-year period.
The following table summarizes the RSU award activity under the TKO 2023 Plan for the year ended December 31, 2023:

	Time Vested RSUs
	Units	Weighted- Average Grant-Date Fair Value
Outstanding at January 1, 2023	—	$—
Granted	935,536	$91.23
Vested	—	$—
Forfeited	—	$—

Outstanding at December 31, 2023	935,536	$91.23

Endeavor Asset Acquisition
In connection with the Endeavor Asset Acquisition, TKO assumed each unvested EGH RSU previously issued to employees and independent contractors or former service providers related to the Businesses and converted into TKO RSUs with similar terms and conditions. Endeavor retained the obligations for settling all EGH PSUs, EGH options, and EDR phantom equity awards (awards issued to non-US
employees that behave as RSUs and PSUs, the “Phantom Awards”). The expense related to these awards is pushed down to the business unit of TKO where the employee or independent contractor provides services as a deemed equity contribution. Following the close of the Endeavor Asset Acquisition, the compensation expense related to the awards retained by Endeavor will continue to be pushed down to TKO as employees continue to provide services to the entity.
With respect to EGH RSUs held by the Businesses’ employee or contractor, each EGH RSU was exchanged for 0.22 TKO RSUs at the time of the consummation of the Endeavor Asset Acquisition.